Operating Costs and Expense (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of operating costs and expenses

			General and	Other
	Operational	Selling	administrative	operating
	costs	expenses	expenses	expenses, net	12.31.2021
Electricity purchased for resale (33.1)	(9,503,743)	-	-	-	(9,503,743)
Charge of the main distribution and transmission grid	(2,501,641)	-	-	-	(2,501,641)
Personnel and management (33.2)	(1,011,191)	(12,526)	(527,140)	-	(1,550,857)
Pension and healthcare plans (Note 24.3)	(170,289)	(1,644)	(76,840)	-	(248,773)
Materials and supplies	(63,692)	(21)	(6,109)	-	(69,822)
Materials and supplies for power electricity	(1,854,948)	-	-	-	(1,854,948)
Natural gas and supplies for gas business	(506,065)	-	-	-	(506,065)
Third-party services (33.3)	(538,994)	(6,559)	(161,046)	-	(706,599)
Depreciation and amortization	(1,016,466)	(2)	(50,717)	(15,354)	(1,082,539)
Credit losses, provisions and reversals (33.4)	134,854	(181,023)	-	(194,618)	(240,787)
Construction cost (33.5)	(1,899,844)	-	-	-	(1,899,844)
Hydrological risk renegotiation (Note 1-b)	-	-	-	1,570,543	1,570,543
Other operating costs and expenses, net (33.6)	(187,618)	6,777	(102,709)	(25,938)	(309,488)
	(19,119,637)	(194,998)	(924,561)	1,334,633	(18,904,563)

			General and	Other
	Operational	Selling	administrative	operating
	costs	expenses	expenses	expenses, net	12.31.2020
Electricity purchased for resale (33.1)	(6,829,530)	-	-	-	(6,829,530)
Charge of the main distribution and transmission grid	(1,525,567)	-	-	-	(1,525,567)
Personnel and management (33.2)	(1,143,323)	(12,567)	(446,005)	-	(1,601,895)
Pension and healthcare plans (Note 24.3)	(161,257)	(1,615)	(65,762)	-	(228,634)
Materials and supplies	(65,357)	(95)	(7,228)	-	(72,680)
Materials and supplies for power electricity	(404,496)	-	-	-	(404,496)
Natural gas and supplies for gas business	(354,701)	-	-	-	(354,701)
Third-party services (33.3)	(406,109)	(4,913)	(147,019)	-	(558,041)
Depreciation and amortization	(945,595)	-	(48,963)	(15,355)	(1,009,913)
Credit losses, provisions and reversals (33.4)	40,143	(128,466)	-	(148,971)	(237,294)
Construction cost (33.5)	(1,417,504)	-	-	-	(1,417,504)
Other operating costs and expenses, net (33.6)	(134,526)	(12,169)	(94,431)	(92,149)	(333,275)
	(13,347,822)	(159,825)	(809,408)	(256,475)	(14,573,530)

			General and	Other
	Operational	Selling	administrative	operating
	costs	expenses	expenses	expenses, net	12.31.2019
Electricity purchased for resale (33.1)	(6,105,274)	-	-	-	(6,105,274)
Charge of the main distribution and transmission grid	(1,249,275)	-	-	-	(1,249,275)
Personnel and management (33.2)	(945,312)	(13,937)	(366,133)	-	(1,325,382)
Pension and healthcare plans (Note 24.3)	(169,476)	(1,914)	(66,936)	-	(238,326)
Materials and supplies	(74,071)	(253)	(5,873)	-	(80,197)
Materials and supplies for power electricity	(49,352)	-	-	-	(49,352)
Natural gas and supplies for gas business	(585,233)	-	-	-	(585,233)
Third-party services (33.3)	(371,835)	(7,711)	(146,462)	-	(526,008)
Depreciation and amortization	(892,813)	(3)	(43,190)	(14,720)	(950,726)
Credit losses, provisions and reversals (33.4)	120,689	(140,348)	-	(240,392)	(260,051)
Construction cost (33.5)	(1,091,396)	-	-	-	(1,091,396)
Other operating costs and expenses, net (33.6)	(50,800)	(11,606)	(82,695)	(67,394)	(212,495)
	(11,464,148)	(175,772)	(711,289)	(322,506)	(12,673,715)

Electricity purchased for resale

33.1	Electricity purchased for resale

	12.31.2021	12.31.2020	12.31.2019
Purchase of Energy in the Regulated Environment - CCEAR	3,872,427	3,107,956	2,880,115
Itaipu Binacional	1,787,691	1,766,058	1,316,524
Electric Energy Trade Chamber - CCEE	1,673,116	1,176,798	1,405,497
Bilateral contracts	2,578,241	1,087,439	754,070
Program for incentive to alternative energy sources - Proinfa	271,435	221,406	268,063
Micro and mini generators and repurchase of customers	360,371	161,324	52,871
Fair value in the purchase and sale of power	35,818	-	-
(-) PIS/Pasep/Cofins taxes on electricity purchased for resale	(1,075,356)	(691,451)	(571,866)
	9,503,743	6,829,530	6,105,274

Personnel and management

33.2	Personnel and management

	12.31.2021	12.31.2020	12.31.2019
Personnel
Salaries and management fees	691,660	696,837	746,415
Social charges on payroll	227,381	227,485	241,025
Meal and education allowance	102,957	107,052	113,021
Voluntary retirement program	139,232	66,905	43,517
	1,161,230	1,098,279	1,143,978
Management
Salaries and management fees	18,118	18,465	19,867
Social charges on payroll	3,832	3,233	5,745
Other expenses	254	237	248
	22,204	21,935	25,860

Provisions for performance and profit sharing
of employees and administrators	367,423	481,681	155,544

	1,550,857	1,601,895	1,325,382

Third party services

33.3	Third party services

	12.31.2021	12.31.2020	12.31.2019
Maintenance of electrical system	319,162	206,688	164,510
Maintenance of facilities	103,726	97,889	102,295
Communication, processing and transmission of data	64,772	42,244	51,919
Consumer service	60,205	54,713	35,548
Meter reading and bill delivery	52,831	48,895	45,515
Consulting and audit	38,832	41,043	20,456
Other services	67,071	66,569	105,765
	706,599	558,041	526,008

Credit losses, provisions and reversals

33.4	Credit losses, provisions and reversals

	12.31.2021	12.31.2020	12.31.2019
Provision for legal claims (a)	190,071	150,269	243,848
Impairment of assets
Power generation concession contract (Note 10.4)	(2,604)	(10,502)	(2,945)
QNPR gas impairment (amount paid and not withdrawn) (b)	15,688	-	-
Property, plant and equipment - generation segment (Note 18.4)	(147,938)	(37,609)	(117,744)
Expected credit losses (Trade accounts and Other receivables)	181,023	128,466	140,348
Tax credits estimated losses	4,547	(1,298)	(3,456)
Provision for losses on equity interests	-	7,968	-
	240,787	237,294	260,051
(a)	The variation in provisions for legal claims occurred due to the review of the assessment of the Company’s legal advisors, mainly in civil claims. The details of the actions are shown in Note 30.
(b)	The contracts between Petrobras and Compagás were offset by the volume of 55,770,890 m³, disregarding the difference in gas pricing between the contracts (NE 12.1). However, the parties have not reached a consensus to this date, and the amount of R$15,688 remains in dispute. In view of the compensation made by Petrobras and the uncertainty in the reimbursement of the difference in Brazilian reais of the referred Assignment, impairment was recorded for this amount until the end of the transaction.

Construction costs

33.5	Construction costs

	12.31.2021	12.31.2020	12.31.2019
Materials and supplies	1,088,808	781,807	548,336
Third party services	626,540	460,952	395,607
Personnel	155,182	140,108	125,777
Others (a)	29,314	34,637	21,676
	1,899,844	1,417,504	1,091,396
(a) The balance includes the reversal amount of provisions for legal claims, in the total amount of R$ 6,921.

Other operating costs and expenses, net

33.6	Other operating costs and expenses, net

	12.31.2021	12.31.2020	12.31.2019
Financial offset for the use of water resources	85,545	63,841	103,737
Collection charge	50,371	49,903	51,156
Compensation	48,679	38,423	63,628
Taxes	43,308	37,847	28,651
Donations, contributions, grants, tax incentives (a)	41,152	22,136	12,829
Leasing and rent	21,067	9,705	8,536
Net losses (gains) in the decommissioning and disposal of assets	(61)	44,020	38,151
Advertising and publicity
Associação das Emissoras de Radiodifusão do Paraná - AERP	11,400	11,455	10,862
Talento Olímpico Paranaense - TOP	4,750	4,750	4,719
Sponsorship	897	1,126	2,460
Publicity	11,953	9,598	7,206
Other net income, costs and expenses	(9,573)	40,471	(119,440)
	309,488	333,275	212,495
(a) The balance includes the Company’s social investments in education, culture, health, sports, among others, including incentive donations used as a tax benefit.